CAPITAL STOCK - Summarized Information About SARs (Details) - SARs	Dec. 31, 2018 shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards outstanding (in shares) | shares	0	147,500
Weighted average fair value per award outstanding (in dollars per share)		$ 10.85
Aggregate intrinsic value of outstanding vested awards		$ 1,634,000